Leases - Schedule of Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Lease Liabilities [Abstract]
Operating lease liabilities – current portion	$ 142,155	$ 126,227
Operating lease liabilities – non-current portion	30,351	147,587
Total	$ 172,506	$ 273,814
Weighted-average remaining lease term – operating leases	1 year 2 months 12 days	2 years 2 months 12 days
Weighted-average discount rate – operating leases	5.568%	5.625%